Related Party and Party in Interest Transactions	12 Months Ended
Dec. 31, 2025
Employees' 401(k) Savings and Investment Plan
Related Party and Party in Interest Transactions
Related Party and Party in Interest Transactions
7.Related Party and Party in Interest Transactions

The Plan provides for an investment option in the Class A common stock of the Company.  These transactions qualify as party-in-interest transactions; however, they are exempt from the prohibited transaction rules under ERISA.

During the years ended December 31, 2025, and 2024 the Plan recorded dividend income of $167,176 and $259,232, respectively, from the Company’s shares.